1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies And Organization Tables
Expected income tax recovery (expense) at the statutory rate of 34%			$ (724,717)	$ (636,816)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)			229,561	222,901
Change in valuation allowance			495,156	413,915
Provision for income taxes	$ 0	$ 0	$ 0	$ 0